Related Parties - Schedule of Expense (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Expense [Abstract]
Short-term employee benefits	[1],[2]	$ 14,555	$ 12,066	$ 8,849
Share-based payment		2,362	15,522	50,453
Total compensation		$ 16,917	$ 27,588	$ 59,302

[1]	Balances amounts owed to key management personnel are $24,802 and $19,235 as of December 31, 2025 and 2024 respectively.
[2]	Includes expenses related to employee investment plan